Debt (Balance sheet presentation) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Principal outstanding, debt due within twelve months	$ 313.3	$ 175.1
Debt issuance costs, debt due within twelve months	(11.9)	(12.2)
Debt due within twelve months	301.4	162.9
Principal outstanding, long-term external debt	2,578.8	2,909.6
Debt issuance costs, long-term external debt	(2.0)	(13.4)
Long-term external debt	2,576.8	2,896.2
Total principal outstanding	2,892.1	3,084.7
Total debt issuance costs	(13.9)	(25.6)
Total debt	$ 2,878.2	$ 3,059.1